Equity (Tables)	12 Months Ended
Dec. 31, 2020
Equity [abstract]
Summary of majority shareholders

	Number of Shares	Percentage of
Name	Beneficially Owned	Outstanding Shares (*)
Grupo Villar Mir, S.A.U.	91,125,521	53.86%
(*) 169,197,366 ordinary shares were outstanding at 31 December 2020, comprising 170,863,773 shares in issue less 1,666,407 shares held in treasury

The disclosure of valuation adjustments.	Valuation adjustments comprise the following at December 31:

	2020	2019
	US$'000	US$'000
Actuarial gains and losses	4,833	1,248
Hedging instruments and other	922	(3,417)
Total	5,755	(2,169)

Schedule of net financial debt

Management’s review of the Company’s capital structure includes monitoring of the leverage ratio, which was as follows at December 31:

	2020	2019	2018
	US$'000	US$'000	US$'000
Gross financial debt (*)	551,547	606,361	645,389
Cash, restricted cash and cash equivalents	(131,557)	(123,175)	(216,647)
Total net financial debt	419,990	483,186	428,742

Total equity (**)	365,719	602,297	884,372

Total net financial debt / total equity	114.84%	80.22%	48.48%

(*)   Gross financial debt comprises bank borrowings, obligations under leases, debt instruments and other financial liabilities.

(**)  Total equity comprises all capital and reserves of Company as stated in the consolidated statement of financial position.

Summary of gross financial debt

The classification of the Company’s gross financial debt between non-current and current at December 31 is as follows:

	2020		2019		2018
	Balance		Balance		Balance
	US$'000%		US$'000%		US$'000%
Non-current gross financial debt	394,985	71.61%	548,531	90.46%	560,738	86.88%
Current gross financial debt	156,562	28.39%	57,830	9.54%	84,651	13.12%
Total gross financial debt	551,547	100.00%	606,361	100.00%	645,389	100.00%

Schedule of changes in non-controlling interests

Balance
US$'000
Balance at January 1, 2019	116,145
Loss for the year	(5,039)
Increase of Parent’s indirect ownership interest in FerroAtlántica de Venezuela S.A.	5,881
Translation differences and other	1,090
Balance at December 31, 2019	118,077
Loss for the year	(3,419)
Translation differences and other	(154)
Balance at December 31, 2020	114,504

Summary of financial information for non-controlling interests

	2020		2019
	WVA	QSLP	WVA	QSLP
	US$'000	US$'000	US$'000	US$'000
Statement of Financial Position
Non-current assets	80,887	67,806	80,923	63,639
Current assets	58,404	37,095	56,839	30,931
Non-current liabilities	14,677	18,186	14,677	19,944
Current liabilities	23,208	16,320	27,579	7,277
Income Statement
Sales	156,995	70,637	167,503	78,414
Operating profit	5,900	3,113	6,688	252
Profit before taxes	5,900	2,898	6,423	(36)
Net (loss) income	3,008	1,666	3,276	(70)
Cash Flow Statement
Cash flows from operating activities	28,683	15,387	2,287	3,720
Cash flows from investing activities	(7,977)	(5,227)	(2,256)	(3,544)
Cash flows from financing activities	—	—	—	227
Exchange differences on cash and cash equivalents in foreign currencies	—	45	—	149
Beginning balance of cash and cash equivalents	6,566	2,319	6,535	1,767
Ending balance of cash and cash equivalents	27,272	12,524	6,566	2,319